Acquisition (Details)	Sep. 04, 2018 USD ($)
Business Combinations [Abstract]
Cash	$ 508,000
Other financial assets	388,000
Financial liabilities	(747,000)
Noncontrolling interest	(679,000)
Goodwill	705,000
Influencer network	1,980,000
Customer contract	500,000
Trade name	110,000
Technology platform	290,000
Deferred tax liabilities	(570,000)
Net assets assumed	$ 2,485,000